Equity - Schedule of Changes in Retained Earnings (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Retained earnings, opening balance		€ 28,339	€ 27,022
Results for the year	[1]	4,001	4,869	€ 5,546
Dividends 30		(2,679)	(2,668)	(2,564)
Employee stock option and share plans		41	63	77
Retained earings, closing balance		29,866	28,339	27,022
Retained earnings [member]
Retained earnings, opening balance		28,339	27,022	24,371
Effect of change in accounting policy due to the implementation of IFRS 9			(390)
Transfer to/from other reserves		418	(211)	(139)
Results for the year		3,723	4,601	5,311
Dividends 30		(2,650)	(2,607)	(2,564)
Employee stock option and share plans		13	19	21
Changes in composition of the group and other changes		23	(96)	22
Retained earings, closing balance		€ 29,866	€ 28,339	€ 27,022

[1]
1 The amounts for the period ended 31 December 2019 and 2018 have been prepared in accordance with IFRS 9. The adoption of IFRS 9 led to new presentation requirements. 2017 period amounts have not been restated. 2018 amounts in other interest income and other interest expense have been updated to improve consistency and comparability.